Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
OPERATING ACTIVITIES
Net loss	$ (34,360,316)	$ (18,850,414)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	16,839
Change in fair value of SAFE notes	17,368,415	14,227,156
Transaction costs paid in shares	156,869
Share-based compensation expense	28,862	187,001
Noncash operating lease expense	64,857	11,890
Loss on debt extinguishment	5,728,295
Reverse recapitalization transaction	(4,739,169)
Fair value of shares issued as commitment fee	350,000
Change in operating assets and liabilities:
Accounts receivable	(864,763)	(92,252)
Prepaid and other assets	(572,655)	107,218
Inventory	(402,854)	(134,448)
Accounts payable	163,030	693,309
Accrued expense	1,095,589	6,572
Accrued compensation	(171,492)	(7,872)
Accrued interest	280,000
Accrued taxes	3,913,668
Operating lease liabilities	(61,968)	2,611
Short-term debt, net	3,750,000
Deferred revenue	58,963	750,000
Net cash used in operating activities	(8,197,830)	(3,099,229)
INVESTING ACTIVITIES
Purchase of property and equipment	(483,724)
Capitalized software development costs	(898,798)	(579,327)
Net cash used in investing activities	(1,382,522)	(579,327)
FINANCING ACTIVITIES
Proceeds from issuance of bridge loans	500,000
Proceeds from issuance of SAFE notes	23,752	3,834,500
Repayment of bridge loans	(1,660,545)
Proceeds from PIPE investments	10,837,643
Purchase of common stock	(5,000,000)
Proceeds from Trust account	5,577,304
Net cash provided by financing activities	10,278,154	3,834,500
Net increase in cash during period	697,802	155,944
Cash, beginning of period	721,032	605,760
Cash, end of period	1,418,834	761,704
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES
ROU asset obtained in exchange for lease liability	482,227	324,426
Conversion of SAFE notes to equity	40,726,793
Conversion of short-term debt to equity	2,456,500
Cash paid for interest	$ 39,462